Shareholders’ Equity (Details) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 14, 2021	Aug. 31, 2021	Jul. 31, 2020	Jul. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 14, 2020
Shareholders’ Equity (Details) [Line Items]
Share Price (in Dollars per share)					$ 8.3		$ 16
Equity percentage							100.00%
Price per shares (in Dollars per share)			$ 16				$ 16
Issued shares			40,235
Received total amount (in Dollars)			$ 667,901
Aggregate warrants	1,449,276
Exercisable years	3 years 6 months
Exercise price (in Dollars per share)	$ 8.3
Expire years					3 years 6 months
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase price (in Dollars per share)	$ 6.9
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Share Price (in Dollars per share)				$ 16
Aggregate shares							475,000
Ordinary shares		5,000,000
Investors shares	2,898,552
Warrants purchase shares					202,899
Ordinary shares, issued					24,254,842	21,356,290
Ordinary shares, outstanding					24,254,842	21,356,290
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares		5,000,000
Ordinary shares, issued					2,100,000	7,100,000
Ordinary shares, outstanding					2,100,000	7,100,000
Anyi [Member]
Shareholders’ Equity (Details) [Line Items]
Equity shares acquisition percent				100.00%
Cash (in Dollars)				$ 400,000
Anyi [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Duly authorized, fully paid (in Dollars)				$ 475,000
Share Price (in Dollars per share)				$ 16
Firebull Holding Limited [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares		5,000,000
Firebull Holding Limited [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares		5,000,000